RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 4,753	$ 23
Bank deposits pledged as security for issuing letters of credit and bank bills
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		23
Bank deposits in an escrow account
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 4,753